Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges		$ 0
Alumina refineries | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ (1,175)	0
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ (1,175)	$ 0